Virtus Seix Corporate Bond Fund
Virtus Seix Corporate Bond Fund
Investment Objective
The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 196 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 131 of the fund’s statement of additional information.

The Virtus Seix Corporate Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Corporate Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on, which is anticipated to occur on or about June 28, 2017.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Seix Corporate Bond Fund	Class A	Class C		Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Corporate Bond Fund		Class A		Class C		Class I		Class T
Management Fees		0.40%		0.40%		0.40%		0.40%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		0.25%
Other Expenses		0.53%	[1]	0.50%	[1]	0.64%	[1]	0.53%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		1.19%		1.91%		1.05%		1.19%
Less: Fee Waivers and/or Expense Reimbursements	[3]	(0.23%)		(0.25%)		(0.34%)		(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.96%		1.66%		0.71%		0.96%
[1]	Restated to reflect current fees and expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.95% for Class A Shares, 1.65% for Class C Shares, 0.70% for Class I Shares and 0.95% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Seix Corporate Bond Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	469	694	961	1,724
Class C	Sold	269	550	984	2,191
Class I	Sold	73	265	512	1,219
Class T	Sold	345	573	844	1,616

Expense Example, No Redemption - Virtus Seix Corporate Bond Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	469	694	961	1,724
Class C	Held	169	550	984	2,191
Class I	Held	73	265	512	1,219
Class T	Held	345	573	844	1,616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund primarily invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated investment grade (BBB-/Baa3 or better) or unrated securities that the subadviser believes are of comparable quality. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The fund may also invest in U.S. Treasury and agency obligations, floating rate loans, and below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”), including emerging market securities. The fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The fund may invest a portion of its assets in securities that are restricted as to resale.

Buy and sell decisions are based on a wide number of factors that determine the risk-reward profile of each security within the context of the broader portfolio. The subadviser attempts to identify investment grade corporate bonds offering above-average total return. In selecting corporate debt investments for purchase and sale, the subadviser seeks out companies with good fundamentals and above-average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

The subadviser anticipates that the fund’s modified-adjusted-duration will mirror that of the Bloomberg Barclays U.S. Corporate Investment Grade Index, plus or minus 20%. For example, if the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Index is 5 years, the fund’s duration may be 4–6 years. As of March 31, 2017, the duration of the Bloomberg Barclays U.S. Corporate Investment Grade Index was 7.33 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with corporate bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in corporate bonds.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>     Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>     High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>     Illiquid and Restricted Securities Risk. Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>     Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>     Loan Risk. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests, including floating rate loans, may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>     Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>     Portfolio Turnover Risk. The risk that the fund's principal investment strategies will result in a consistently high portfolio turnover rate. See the Portfolio Turnover section above for more information about the impact that portfolio turnover can have on your investment.

>     Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>     U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 888-784-3863.

As of the date of this prospectus, Class T Shares had not begun operations; therefore, performance information for Class T Shares is not shown here.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	7.54%	Worst Quarter:	Q2/2013:	-4.04%
Year-to-date performance (through March 31, 2017) is 1.74%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Seix Corporate Bond Fund	Label	1 Year	5 Years	10 Years
Class I	Return Before Taxes	8.38%	3.88%	5.35%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	6.74%	1.85%	3.14%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.82%	2.23%	3.42%
Class A	Return Before Taxes	4.16%	2.80%	4.63%
Class C	Return Before Taxes	7.36%	2.88%	4.32%
Bloomberg Barclays U.S. Corporate Investment Grade Index	Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deduction for mutual fund fees or expenses)	6.11%	4.14%	5.47%

The Bloomberg Barclays U.S. Corporate Investment Grade Index measures the U.S. investment grade fixed rate taxable securities sold by industrial, utility and financial issuers. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.